UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]             Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England           14 May 2007
         ---------------            ---------------           -----------
           [Signature]              [City, State]               [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       114

Form 13F Information Table Value Total:       805,807
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                  Name

1       28-11917                              Cheyne Capital Management Limited

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------

ACERGY SA                      Sponsored ADR       00443E104   1,320   62,000      SH         Sole                  62,000
ADVANCED ANALOGIC TECHNOLOGI   Com                 00752J108   593     90,103      SH         Sole                  90,103
American Intl Group Inc        Com                 026874107   4,033   60,000      SH         Sole                  60,000
Alcatel-Lucent                 Sponsored ADR       013904305   591     50,000      SH         Sole                  50,000
TD Ameritrade Holding Corp     Com                 87236Y108   446     30,000      SH         Sole                  30,000
Analog Devices Inc             Com                 032654105   1,035   30,000      SH         Sole                  30,000
Liberty Media Corp New         Deb 0.750% 3/3      530718AF2   3,940   3,364,000   PRN        Sole                  3,364,000
Apple Inc                      Com                 037833100   650     7,000       SH         Sole                  7,000
ArvinMeritor Inc               Com                 043353101   2,154   118,000     SH         Sole                  118,000
Autodesk Inc                   Com                 052769106   594     15,800      SH         Sole                  15,800
Bed Bath & Beyond Inc          Com                 075896100   5,041   125,500     SH         Sole                  125,500
BIGBAND NETWORKS INC           Com                 089750509   720     40,000      SH         Sole                  40,000
Blockbuster Inc                CL A                093679108   97      15,000      SH         Sole                  15,000
Boston Scientific Corp         Com                 101137107   364     25,000      SH         Sole                  25,000
Broadcom Corp                  CL A                111320107   2,245   70,000      SH         Sole                  70,000
Burlington Northn Santa Fe C   Com                 12189T104   4,987   62,000      SH         Sole                  62,000
Capstone Turbine Corp          Com                 14067D102   798     752,417     SH         Sole                  752,417
Carnival Corp                  DBCV 1.132% 4/2     143658AV4   19,663  28,100,000  PRN        Sole                  28,100,000
Chesapeake Energy Corp         Note 2.750% 11/1    165167BW6   14      13,000      PRN        Sole                  13,000
Ciena Corp                     Note 3.750% 2/0     171779AA9   986     1,000,000   PRN        Sole                  1,000,000
Cisco Sys Inc                  Com                 17275R102   646     25,300      SH         Sole                  25,300
Citigroup Inc                  Com                 172967101   2,054   40,000      SH         Sole                  40,000
COGENT INC                     Com                 19239Y108   807     60,000      SH         Sole                  60,000
Corning Inc                    Com                 219350105   471     20,700      SH         Sole                  20,700
Covad Communications Group I   Com                 222814204   36      28,665      SH         Sole                  28,665
Csx Corp                       Com                 126408103   5,006   125,000     SH         Sole                  125,000
DIGITAL RLTY TR INC            Com                 253868103   658     16,500      SH         Sole                  16,500


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
Digital Riv Inc                Com                 25388B104   2,216   40,100      SH         Sole                  40,100
Durect Corp                    Note 6.250% 6/1     266605AB0   3,132   2,176,000   PRN        Sole                  2,176,000
Dynavax Technologies Corp      Com                 268158102   54      10,000      SH         Sole                  10,000
EAGLE TEST SYSTEMS INC         Com                 270006109   734     44,117      SH         Sole                  44,117
EFunds Corp                    Com                 28224R101   5,015   188,100     SH         Sole                  188,100
Electronic Data Sys New        Note 10/1           285661AB0   310     390,000     PRN        Sole                  390,000
Encore Wire Corp               Com                 292562105   760     30,000      SH         Sole                  30,000
Lauder Estee Cos Inc           CL A                518439104   220     4,500       SH         Sole                  4,500
Fairchild Semiconductor Corp   Note 5.000% 11/0    303727AJ0   2,016   2,000,000   PRN        Sole                  2,000,000
                               Note 1.000% 8/0
Flextronics Intl Ltd           Added               33938EAL1   13,485  14,005,000  PRN        Sole                  14,005,000
Florida Rock Industries Inc    Com                 341140101   9,616   142,900     SH         Sole                  142,900
Ford Motor Co Del              Note 4.250% 12/1    345370CF5   2,793   2,500,000   PRN        Sole                  2,500,000
Ford Motor Co Cap Tr II        PFD TR CV6.5%       345395206   717     20,000      PRN        Sole                  20,000
Ford Motor Co Del              Com Par $0.01       345370860   1,184   150,000     SH         Sole                  150,000
Freeport-Mcmoran Copper & Go   CL B                35671D857   2,317   35,000      SH         Sole                  35,000
FTI Consulting Inc             Com                 302941109   235     7,000       SH         Sole                  7,000
GAMMON LAKE RES INC            Com                 364915108   42,630  2,100,000   SH         Sole                  2,100,000
Genentech Inc                  Com New             368710406   6,570   80,000      SH         Sole                  80,000
Genesis Lease Ltd              ADR                 37183T107   872     33,334      SH         Sole                  33,334
GILDAN ACTIVEWEAR INC          Com                 375916103   706     12,000      SH         Sole                  12,000
Globalsantafe Corp             Shs                 G3930E101   9,252   150,000     SH         Sole                  150,000
Harland John H. Co             Com                 412693103   33,325  650,500     SH         Sole                  650,500
Ims Health Inc                 Com                 449934108   742     25,000      SH         Sole                  25,000
Intel Corp                     Com                 458140100   3,903   204,000     SH         Sole                  204,000
IPC HLDGS LTD                  Ord                 G4933P101   2,020   70,000      SH         Sole                  70,000
Itron Inc                      Com                 465741106   3,575   54,960      SH         Sole                  54,960
Ivax Corp                      Note 4.500% 5/1     465823AG7   16,629  16,313,000  PRN        Sole                  16,313,000
Johnson & Johnson              Com                 478160104   1,808   30,000      SH         Sole                  30,000
KBR INC                        Com                 48242W106   936     46,000      SH         Sole                  46,000
LAIDLAW INTERNATIONAL Inc      Com                 50730R102   1,156   33,400      SH         Sole                  33,400
Lam Research Corp              Com                 512807108   473     10,000      SH         Sole                  10,000
Lockheed Martin Corp           DBCV 8/1            539830AP4   6,931   5,000,000   PRN        Sole                  5,000,000
MDC Holdings Inc               Com                 552676108   1,202   25,000      SH         Sole                  25,000
Motorola Inc                   Com                 620076109   530     30,000      SH         Sole                  30,000
NATIONAL CINEMEDIA INC         Com                 635309107   908     34,000      SH         Sole                  34,000
National Semiconductor Corp    Com                 637640103   485     20,100      SH         Sole                  20,100


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
Navisite Inc                   Com New             63935M208   617     102,700     SH         Sole                  102,700
Noble Corporation              Shs                 G65422100   9,835   125,000     SH         Sole                  125,000
Norfolk Southern Corp          Com                 655844108   4,959   98,000      SH         Sole                  98,000
North American Ins Leaders
Inc                            Unit 03/21/2010     65687M203   2,484   312,500     SH         Sole                  312,500
North American Ins Leaders
Inc                            W Exp 03/21/201     65687M112   108     212,500     SH         Sole                  212,500
North American Ins Leaders
Inc                            Com                 65687M104   1,602   212,500     SH         Sole                  212,500
NOVELIS INC                    Com                 67000X106   29,227  662,600     SH         Sole                  662,600
Nrg Energy Inc                 Com New             629377508   360     5,000       SH         Sole                  5,000
O Charleys Inc                 Com                 670823103   976     50,600      SH         Sole                  50,600
OLYMPIC STEEL INC              Com                 68162K106   1,550   50,000      SH         Sole                  50,000
Omnicom Group Inc              Note 7/3            681919AM8   6,298   6,100,000   PRN        Sole                  6,100,000
Progressive Corp Ohio          Com                 743315103   546     25,000      SH         Sole                  25,000
Prudential Finl Inc            FRNT 11/1 added     744320AC6   15,497  15,000,000  PRN        Sole                  15,000,000
QIMONDA AG                     Sponsored ADR       746904101   645     44,900      SH         Sole                  44,900
Qualcomm Inc                   Com                 747525103   6,736   157,900     SH         Sole                  157,900
QWEST COMMUNICATIONS INTl In   Note 3.500% 11/1    749121BY4   77,517  46,750,000  PRN        Sole                  46,750,000
Realogy Corp                   Com                 75605E100   25,500  850,000     SH         Sole                  850,000
Reckson Oper Partnership LP    Deb 4.000% 6/1      75621LAJ3   12,382  10,400,000  PRN        Sole                  10,400,000
RINKER GROUP LTD               Sponsored ADR       76687M101   764     10,500      SH         Sole                  10,500
Rowan Cos Inc                  Com                 779382100   4,059   125,000     SH         Sole                  125,000
Sanderson Farms Inc            Com                 800013104   371     10,000      SH         Sole                  10,000
Sandisk Corp                   Note 1.000% 5/1     80004CAC5   12,552  14,325,000  PRN        Sole                  14,325,000
Solectron Corp                 Note 11/2           834182AL1   58      100,000     PRN        Sole                  100,000
Sovereign Bancorp Inc          Com                 845905108   37,397  1,470,000   SH         Sole                  1,470,000
SPANSION INC                   Com CL A            84649R101   274     22,500      SH         Sole                  22,500
SPIRIT AEROSYSTEMS HLDGS INC   Com CL A            848574109   1,274   40,000      SH         Sole                  40,000
Sun Microsystems Inc           Com                 866810104   1,503   250,000     SH         Sole                  250,000
                               DBCV 1.250% 2/1
Sunpower Corp.                 added               867652AA7   2,099   2,000,000   PRN        Sole                  2,000,000
Symmetricom Inc                Note 3.250% 6/1     871543AB0   3,650   3,675,000   PRN        Sole                  3,675,000
Symmetricom Inc                Com                 871543104   2,102   253,200     SH         Sole                  253,200
Tanox Inc                      Com                 87588Q109   45,107  2,404,400   SH         Sole                  2,404,400
Tellabs Inc                    Com                 879664100   1,752   177,000     SH         Sole                  177,000
Tenneco Inc                    Com                 880349105   255     10,000      SH         Sole                  10,000


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
TITAN INTL INC ILL             Com                 88830M102   27,230  1,075,000   SH         Sole                  1,075,000
Toll Brothers Inc              Com                 889478103   685     25,000      SH         Sole                  25,000
TRANSMERIDIAN EXPL INC         Com                 89376N108   2,860   1,000,000   SH         Sole                  1,000,000
Transocean Inc                 Ord                 G90078109   57,617  705,230     SH         Sole                  705,230
TRIDENT MICROSYSTEMS INC       Com                 895919108   2,508   125,000     SH         Sole                  125,000
Trinity Inds Inc               Com                 896522109   1,467   35,000      SH         Sole                  35,000
TRONOX INC                     Com CL B            897051207   7,040   503,600     SH         Sole                  503,600
Txu Corp                       Com                 873168108   54,485  850,000     SH         Sole                  850,000
Proshares Tr                   Ultrasht S&P 500    74347R883   3,047   52,230      SH         Sole                  52,230
Union Pac Corp                 Com                 907818108   4,976   49,000      SH         Sole                  49,000
Paetec Holding Corp            Com added           695459107   157     15,000      SH         Sole                  15,000
Valero Energy Corp New         Com                 91913Y100   6,449   100,000     SH         Sole                  100,000
Vertex Pharmaceuticals Inc     Note 5.000% 9/1     92532FAD2   1,005   1,000,000   PRN        Sole                  1,000,000
Vornado Realty LP              Deb 3.875% 4/1      929043AC1   29,475  21,050,000  PRN        Sole                  21,050,000
Disney Walt Co                 Note 2.125% 4/1     254687AU0   6,604   5,420,000   PRN        Sole                  5,420,000
Watson Pharmaceuticals Inc     DBCV 1.750% 3/1     942683AC7   2,802   3,000,000   PRN        Sole                  3,000,000
Whirlpool Corp                 Com                 963320106   2,123   25,000      SH         Sole                  25,000
WITNESS SYS INC                Com                 977424100   45,815  1,700,000   SH         Sole                  1,700,000